                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2002
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner             Richmond, VA                     02/12/03
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3
                                        -----------------

Form 13F Information Table Entry Total:         148
                                        -----------------

Form 13F Information Table Value Total: $    603447
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number                  Name
--            --------------------                  ----
 1            28-6647                     Markel Corporation
 2            28-6745                     Evanston Insurance Company
 3            To Be Assigned              Essex Insurance Company

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                December 31, 2002

                                                                                                                Voting Authority
                              Title of                Value      Shares/    Sh/   Put/   Invstmt    Other     --------------------
  Name of Issuer                Class      Cusip     (x$1000)    Prn Amt    Prn   Call   Dscretn   Managers   Sole   Shared   None
----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories              COM     002824100      1484       37100     SH           Other        1              37100
Ace Limited                      COM     G0070K103      3979      135600     SH           Other      1,3             135600
                                                         460       15700     SH           Other        1              15700
Aflac                            COM     001055102       602       20000     SH           Other      1,2              20000
                                                           9         300     SH           Other        1                300
Allied Capital Corp.             COM     019033109      2521      115500     SH           Other      1,2             115500
                                                        5453      249790     SH           Other        1             249790
Aluminum Company of America      COM     022249106      3118      136880     SH           Other      1,2             136880
                                                        1248       54800     SH           Other      1,3              54800
                                                         256       11200     SH           Other        1              11200
American Express                 COM     025816109      4843      137000     SH           Other      1,2             137000
                                                         353       10000     SH           Other      1,3              10000
                                                        7555      213700     SH           Other        1             213700
Anheuser Busch                   COM     035229103     17529      362175     SH           Other      1,2             362175
                                                        3872       80000     SH           Other      1,3              80000
                                                       16650      344005     SH           Other        1             344005
Astoria Financial                COM     046265104       814       30000     SH           Other      1,2              30000
                                                          71        2600     SH           Other        1               2600
Automatic Data Processing        COM     019411107       785       20000     SH           Other      1,2              20000
                                                        1229       31306     SH           Other        1              31306
Bank One                         COM     06423A103       731       20000     SH           Other        1              20000
Bank of New York                 COM     064057102      2276       95000     SH           Other      1,2              95000
                                                         719       30000     SH           Other      1,3              30000
                                                        3038      126800     SH           Other        1             126800
Berkshire Hathaway Class B       COM     084670207     14599        6025     SH           Other      1,2               6025
                                                        6057        2500     SH           Other      1,3               2500
                                                       48361       19959     SH           Other        1              19959
Berkshire Hathaway, Inc.         COM     10382K102     10549         145     SH           Other      1,2                145
                                                        6620          91     SH           Other        1                 91
Bristol Myers Squibb             COM     110122108      2431      105000     SH           Other      1,3             105000
                                                        1426       61600     SH           Other        1              61600
Brown Forman Class A             COM     115637100       770       11500     SH           Other      1,2              11500
                                                         536        8000     SH           Other      1,3               8000
                                                        8190      122230     SH           Other        1             122230
Carmax                           COM     143130102     12579      703500     SH           Other      1,2             703500
                                                        2593      145000     SH           Other      1,3             145000
                                                       13745      768793     SH           Other        1             768793
Cedar Fair LP                    COM     150185106       588       24900     SH           Other        1              24900
Centerpoint Property Trust       COM     151895109     14025      245400     SH           Other      1,2             245400
                                                        3429       60000     SH           Other      1,3              60000
                                                       13673      239250     SH           Other        1             239250
Cincinnati Financial             COM     172062101      6383      170000     SH           Other      1,2             170000
                                                        5811      154750     SH           Other      1,3             154750
                                                        8749      232985     SH           Other        1             232985
Claire's Stores                  COM     179584107       552       25000     SH           Other      1,2              25000
                                                        4522      204900     SH           Other        1             204900
Clayton Homes                    COM     184190106       304       25000     SH           Other      1,2              25000
                                                         609       50000     SH           Other      1,3              50000
                                                       19230     1578817     SH           Other        1            1578817
Corus Bankshares                 COM     220873103       873       20000     SH           Other      1,2              20000
                                                         437       10000     SH           Other        1              10000
Costco                           COM     22160K105      2104       75000     SH           Other      1,2              75000
                                                        1123       40000     SH           Other        1              40000
Cox Communications               COM     224044107       284       10000     SH           Other        1              10000
Diageo PLC                       COM     25243Q205     15111      345000     SH           Other      1,2             345000
                                                        6198      141500     SH           Other      1,3             141500
                                                        7119      162545     SH           Other        1             162545
Exxon Corporation                COM     302290101       349       10000     SH           Other      1,2              10000
                                                         349       10000     SH           Other      1,3              10000
                                                        2582       73872     SH           Other        1              73872
Fairfax Financial Holdings Ltd.  COM     303901102      2300       30000     SH           Other      1,2              30000
Family Golf Centers Inc.         COM     30701A106         0       60000     SH           Other      1,2              60000
                                                           0       50000     SH           Other      1,3              50000
                                                           0       50000     SH           Other        1              50000
Forest City Enterprises          COM     345550107      5002      150000     SH           Other      1,2             150000
                                                        1000       30000     SH           Other      1,3              30000
                                                        1178       35300     SH           Other        1              35300
Gannett Company                  COM     364730101      1663       23167     SH           Other        1              23167
General Electric                 COM     369604103       398       16350     SH           Other        1              16350
Golden West Financial            COM     381317106       718       10000     SH           Other      1,2              10000
                                                        2409       33550     SH           Other        1              33550
HCC Corporation                  COM     404132102     14760      600000     SH           Other      1,2             600000
                                                        1968       80000     SH           Other      1,3              80000
                                                        4440      180500     SH           Other        1             180500
Harrah's Entertainment           COM     413619107       396       10000     SH           Other      1,2              10000
                                                         792       20000     SH           Other      1,3              20000
                                                        6130      154800     SH           Other        1             154800

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                December 31, 2002

                                                                                                                Voting Authority
                              Title of                Value      Shares/    Sh/   Put/   Invstmt    Other     --------------------
  Name of Issuer                Class      Cusip     (x$1000)    Prn Amt    Prn   Call   Dscretn   Managers   Sole   Shared   None
----------------------------------------------------------------------------------------------------------------------------------
Household International          COM     441815107       556       20000     SH           Other      1,3              20000
                                                         804       28900     SH           Other        1              28900
International Speedway           COM     460335201      1219       32700     SH           Other      1,2              32700
                                                         559       15000     SH           Other      1,3              15000
                                                        5837      156500     SH           Other        1             156500
Interpublic Group                COM     460690100       957       68000     SH           Other      1,2              68000
                                                         845       60000     SH           Other      1,3              60000
                                                        2650      188200     SH           Other        1             188200
Investors Title Company          COM     461804106       964       42200     SH           Other      1,2              42200
                                                        3486      152600     SH           Other      1,3             152600
                                                        1013       44350     SH           Other        1              44350
Johnson and Johnson              COM     478160104      1461       27200     SH           Other        1              27200
Kaneb Services                   COM     484173109       743       40500     SH           Other      1,2              40500
                                                        4046      220500     SH           Other      1,3             220500
                                                        2854      155500     SH           Other        1             155500
Lamar Communications             COM     512815101       336       10000     SH           Other        1              10000
MBIA Inc.                        COM     55262C100      5044      115000     SH           Other      1,2             115000
                                                        7675      175000     SH           Other      1,3             175000
                                                        7031      160300     SH           Other        1             160300
Marriott International           COM     571903202       657       20000     SH           Other      1,3              20000
                                                        2242      682000     SH           Other        1              68200
Marsh & McLennan                 COM     571748102      1525       33000     SH           Other        1              33000
Martin Marietta Materials        COM     573284106      1303       42500     SH           Other      1,2              42500
                                                        7668      250086     SH           Other      1,3             250086
                                                        6818      222394     SH           Other        1             222394
Merck                            COM     58155Q103      4009       70825     SH           Other        1              70825
New York Community Bank          COM     649445103       578       20000     SH           Other      1,2              20000
Penn National Gaming             COM     707569109       983       62000     SH           Other      1,2              62000
                                                        2147      135400     SH           Other      1,3             135400
                                                         318       20000     SH           Other        1              20000
Pepsico                          COM     713448108      1440       34100     SH           Other        1              34100
Pfizer Inc                       COM     717081103       257        8400     SH           Other        1               8400
Philip Morris, Inc.              COM     718154107      4807      118600     SH           Other        1             118600
Plum Creek Lumber                COM     729237107       370       15687     SH           Other        1              15687
RLI Corporation                  COM     749607107      2891      103624     SH           Other      1,2             103624
                                                       11064      396576     SH           Other      1,3             396576
                                                        4117      147546     SH           Other        1             147546
Schering Plough                  COM     806605101       333       15000     SH           Other      1,2              15000
                                                         222       10000     SH           Other      1,3              10000
                                                        1128       50800     SH           Other        1              50800
ServiceMaster                    COM     817615107      1720      155000     SH           Other      1,2             155000
                                                         346       31200     SH           Other      1,3              31200
                                                        2967      267243     SH           Other        1             267243
State Street Corp                COM     857477103       390       10000     SH           Other      1,2              10000
                                                         796       20400     SH           Other        1              20400
Tiffany                          COM     886547108       598       25000     SH           Other      1,2              25000
                                                           2         100     SH           Other        1                100
United Mobile Homes              COM     911024107       176       13000     SH           Other        1              13000
Valley National Bank             COM     919794107       549       20808     SH           Other      1,2              20808
                                                        1110       42097     SH           Other        1              42097
Vulcan Materials                 COM     929160109       975       26000     SH           Other      1,2              26000
                                                        1162       31000     SH           Other      1,3              31000
                                                        2231       59480     SH           Other        1              59480
Walt Disney Company              COM     254687106       979       60000     SH           Other      1,2              60000
                                                         815       50000     SH           Other      1,3              50000
                                                        4505      276205     SH           Other        1             276205
Washington Post Co               COM     939640108      1328        1800     SH           Other      1,3               1800
                                                        1273        1725     SH           Other        1               1725
Washington Real Estate
  Investm                        COM     939653101      2435       95500     SH           Other      1,2              95500
                                                        5490      215293     SH           Other      1,3             215293
                                                        5128      201107     SH           Other        1             201107
Waste Management                 COM     94106l109       573       25000     SH           Other      1,2              25000
                                                        5295      231036     SH           Other        1             231036
White Mountains                  COM     G9618E107        97         300     SH           Other      1,2                300
                                                        3230       10000     SH           Other      1,3              10000
                                                       43605      135000     SH           Other        1             135000
Wyeth Inc.                       COM     026609107      1194       31920     SH           Other        1              31920
XL Capital                       COM     G3242A102     27745      359160     SH           Other      1,2             359160
                                                        8396      108688     SH           Other      1,3             108688
                                                        9687      125400     SH           Other        1             125400
Zimmer Holdings Inc.             COM     98956P102        84        2030     SH           Other        1               2030

REPORT SUMMARY                  148 DATA RECORDS   $603447                        3   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2002

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     02/12/03
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
28-6056                             Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2002

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Evanston Insurance Company
Address: Ten Parkway North
         Deerfield, IL 60015

Form 13F File Number: 28-6745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     02/12/03
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2002

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Essex Insurance Company
Address: 4521 Highwoods Parkway
         Glen Allen, VA 23060

Form 13F File Number: To Be Assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     02/12/03
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation